Swan Hedged Equity US Large Cap ETF
Schedule of Investments
August 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 94.8%		Shares	Value
SPDR S&P 500 ETF Trust (a)		462,234	$260,552,061
TOTAL EXCHANGE TRADED FUNDS (Cost $202,441,980)			260,552,061

PURCHASED OPTIONS - 4.0%	Notional Amount	Contracts	Value
Put Options - 4.0%			$–
S&P 500 Index (b)(c)		–	$–
Expiration: 12/20/2024; Exercise Price: $4,550.00	18,074,880	32	63,520
Expiration: 12/20/2024; Exercise Price: $5,000.00	18,074,880	32	124,480
Expiration: 12/31/2024; Exercise Price: $4,550.00	108,449,280	192	418,560
Expiration: 12/31/2024; Exercise Price: $5,000.00	108,449,280	192	806,400
Expiration: 12/19/2025; Exercise Price: $5,000.00	127,089,000	225	3,501,000
Expiration: 12/19/2025; Exercise Price: $5,500.00	133,867,080	237	6,071,940
Total Put Options			10,985,900
TOTAL PURCHASED OPTIONS (Cost $23,314,862)			10,985,900

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%		Shares
First American Government Obligations Fund - Class X, 5.22% (d)		4,051,498	4,051,498
TOTAL SHORT-TERM INVESTMENTS (Cost $4,051,498)			4,051,498

TOTAL INVESTMENTS - 100.3% (Cost $229,808,340)			275,589,459
Liabilities in Excess of Other Assets - (0.3)%			(826,140)
TOTAL NET ASSETS - 100.0%			$274,763,319

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Swan Hedged Equity US Large Cap ETF
Schedule of Written Options
August 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.5)%	Notional Amount	Contracts	Value
Put Options - (0.5)%
S&P 500 Index (a)(b)		0	–
Expiration: 12/20/2024; Exercise Price: $4,775.00	$(36,149,760)	(64)	$(174,720)
Expiration: 12/31/2024; Exercise Price: $4,775.00	(216,898,560)	(384)	(1,142,400)
Total Put Options			(1,317,120)
TOTAL WRITTEN OPTIONS (Premiums received $9,060,597)			(1,317,120)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Swan Hedged Equity US Large Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$260,552,061	$–	$–	$260,552,061
Purchased Options	–	10,985,900	–	10,985,900
Money Market Funds	4,051,498	–	–	4,051,498
Total Investments	$264,603,559	$10,985,900	$–	$275,589,459

Liabilities:
Investments:
Written Options	$–	$(1,317,120)	$–	$(1,317,120)
Total Investments	$–	$(1,317,120)	$–	$(1,317,120)

Refer to the Schedule of Investments for further disaggregation of investment categories.